Basis of preparation	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Basis of preparation
3	Basis of preparation

3.1	Statement of compliance
The consolidated financial statements have been prepared in accordance with the International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). Details of the Group’s accounting policies, including changes thereto, are included in Notes 3.5 and 4.

3.2	Basis of measurement
These consolidated financial statements have been prepared on the historical cost basis except as otherwise indicated in the accounting policies.

3.3	Functional and presentation currency
These consolidated financial statements are presented in United States dollars ($), which is the Company’s functional currency. All information presented in $ have been rounded to the nearest million, unless otherwise stated.

3.4	Use of estimates and judgments
The preparation of consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.
Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the year in which the estimates are revised and in any future years affected.
Information about critical judgments in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements is included in the following notes:

•	Note s 4.11 and 19 – Revenue recognition: principal vs. agent considerations and customer identification; and

•	Note s 4.3 (vii) and 11 – Debt and equity classification of compound financial instruments.
Information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment within the next financial year are included in the following notes:

•	Note 5 – Impairment test of property, plant and equipment: key assumptions underlying recoverable amounts.

•	Note 6 – Impairment test of intangible assets and goodwill: key assumptions underlying recoverable amounts.
•	Note s 4.4 (i) and 25 – Measurement of expected credit losses (“ECL”) for financial assets.

•	Note s 15 and 29 – Recognition and measurement of provisions and contingencies: key assumptions about the likelihood and magnitude of an outflow of resources.
Measurement of fair values
A number of the Group’s accounting policies and disclosures require the measurement of fair values, for both financial and non-financial
assets and liabilities.
As part of an established control framework, significant unobservable inputs and valuation adjustments are regularly reviewed. If third party information, such as broker quotes or pricing services, is used to measure fair values, such information is assessed to support the conclusion that such valuations meet the requirements of IFRS, including the level in the fair value hierarchy in which such valuations should be classified.
When measuring the fair value of an asset or a liability, the Group uses observable market data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:

•	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.

•	Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).

•	Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).
If the inputs used to measure the fair value of an asset or a liability fall into different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement (with Level 3 being the lowest).
The Group recognizes transfers between levels of the fair value hierarchy as of the end of the reporting year during which the change has occurred.
Further information about the assumptions made in measuring fair values is included in the following notes:

•	Note 6 – Intangible assets and goodwill,

•	Note 18 – Share-based payment arrangements,

•	Note 25 – Financial instruments, and

•	Note 28 – Reverse Recapitalization

3.5	Change in accounting policies and comparative information

i)	Change in accounting policies
The Group has initially adopted Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 - Interest Rate Benchmark Reform Phase 2 from January 1, 2021 which address the financial reporting impact from the reform of benchmark interest rates. These amendments have not had a material impact on these consolidated financial statements as the basis for determining the contractual cash flows of the Group’s financial assets or liabilities measured at amortised cost have not changed during the course of the year.
ii)	Change in comparative information
a)
Trade and other receivables
: The asset caption Trade and other receivables, as previously presented in the GHI Group financial statements, has been separately presented into two captions in these financial statements based on the nature of the assets as Trade and other receivables (see Note 8) and Prepayments and other assets (see Note 9). For the purpose of comparability, the relevant comparative information with respect to those captions have accordingly been separately presented.
b)
Loss per share and share based payments
: For the purpose of comparability, the loss per share (see Note 22) and details of replaced equity-settled share-based payment arrangements (see Note 18) for the years ended December 31, 2020 and 2019 has been retrospectively restated to reflect the effect of the Reverse Recapitalization.